CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital Management [Abstract]
Equity	$ 5,795,307	$ 3,397,552
Loans and borrowings	1,554,680	1,347,831
Equity and borrowings	7,349,987	4,745,383
Less: cash and cash equivalents	(407,355)	(239,329)
Total	$ 6,942,632	$ 4,506,054